                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1. Report to Stockholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley American Opportunities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2003

Total Return for the Six Months Ended June 30, 2003

CLASS A	CLASS B	CLASS C	CLASS D	S&P 500 INDEX[1]	LIPPER LARGE CAP GROWTH FUNDS INDEX[2]
6.83%	6.35%	6.36%	6.88%	11.76%	11.76%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The first half of 2003 included two distinct market environments. During the first quarter, concerns that the war in Iraq would lead to a weak economy led the major U.S. equity indices lower. Traditionally defensive sectors outperformed in this environment as investors favored safety.

During the second quarter, fiscal and monetary policy became more stimulative. This led to a rally in both the credit and equity markets. Consumer confidence measures posted more positive results during the period and continued strength in housing and autos added further support to the markets. The defensive sectors and securities that had led the market during the prior period fell behind as investors' risk appetite grew.

Performance Analysis

The Fund underperformed the S&P 500 Index during the six-month period, largely because of its generally conservative portfolio construction. This defensive bias served the Fund well in the first few months of the period, as investors shared our concerns about the near-term strength of the U.S. economy. Those concerns led us to increase the portfolio's cash position and to overweight, relative to the S&P 500, conservative areas of the market such as utilities. The benefit of strong stock selection during these months balanced against the cost of an overweighted position, relative to the S&P 500, in telecommunications and underweighted position in staples.

After keeping pace with the market through the first months of the period, it fell behind in the rally that followed. As the rally gathered steam, we began to reduce the Fund's cash position in order to redeploy the assets into more economically sensitive sectors such as consumer discretionary, financials and technology. Both of these positions helped performance during these months, as did reduced holdings in consumer staples and an underweight position in industrials. The Fund was held back by its continued focus on high-quality companies that were outpaced by more speculative companies during the period.

TOP 10 HOLDINGS
Citigroup, Inc.	2.95%
Wal-Mart Stores, Inc.	2.65
Pfizer, Inc.	2.47
Bank America Corp.	2.31
Newmont Mining Corp.	2.27
General Electric Co.	2.11
Microsoft Corp.	2.07
Cisco Systems, Inc.	1.92
Proctor & Gamble Co.	1.53
Yahoo, Inc.	1.53

TOP FIVE INDUSTRIES
Financial Conglomerates	5.98%
Packaged Software	5.73
Pharmaceuticals: Major	4.88
Semiconductors	4.54
Medical Specialties	3.96

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	In searching for companies in sectors believed to have the most attractive relative earnings growth potential, the portfolio manager starts by closely analyzing long- and short-term global economic cycles.

2.	A forecast is then developed in an effort to anticipate the future economic cycle and how it will likely match or differ from the historical pattern.

3.	Finally, the management team determines which industries and companies should benefit the most from these data.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Average Annual Total Returns  —  Period Ended June 30, 2003

	CLASS A SHARES* (since 07/28/97)		CLASS B SHARES** (since 03/27/80)		CLASS C SHARES† (since 07/28/97)		CLASS D SHARES†† (since 07/28/97)
SYMBOL	AMOAX		AMOBX		AMOCX		AMODX
1 Year	(6.75)	% [3]	(7.53)	% [3]	(7.56)	% [3]	(6.61)	% [3]
	(11.65)	% [4]	(12.16)	% [4]	(8.49)	% [4]
5 Years	(2.42)	% [3]	(3.07)	% [3]	(3.18)	% [3]	(2.21)	% [3]
	(3.47)	% [4]	(3.32)	% [4]	(3.18)	% [4]
10 Years			7.77	% [3]
			7.77	% [4]
Since Inception	2.31	% [3]	11.57	% [3]	1.53	% [3]	2.54	% [3]
	1.39	% [4]	11.57	% [4]	1.53	% [4]

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large Cap Growth Funds classification. There are currently 30 funds represented in this Index. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged. Index returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2003 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.1%)
	Advertising/Marketing Services (0.2%)
235,400	Getty Images, Inc.*	$9,722,020

	Air Freight/Couriers (1.4%)
467,900	Expeditors International of Washington, Inc.	16,208,056
780,400	FedEx Corp.	48,408,212
		64,616,268
	Airlines (0.3%)
283,200	JetBlue Airways Corp.*	11,976,528
	Apparel/Footwear (0.5%)
466,500	Coach, Inc.*	23,203,710
	Apparel/Footwear Retail (0.3%)
564,800	Chico's FAS, Inc.*	11,889,040
	Auto Parts: O.E.M. (0.5%)
294,700	Eaton Corp.	23,166,367
	Beverages: Alcoholic (0.6%)
584,865	Anheuser-Busch Companies, Inc.	29,857,358
	Beverages: Non-Alcoholic (1.0%)
1,017,200	Coca-Cola Co. (The)	47,208,252
	Biotechnology (3.8%)
803,600	Amgen Inc.*	53,391,184
975,300	Genentech, Inc.*	70,338,636
275,200	Genzyme Corp. (General Division)*	11,503,360
423,100	Gilead Sciences, Inc.*	23,515,898
231,800	ICOS Corp.*	8,518,650
282,700	Neurocrine Biosciences, Inc.*	14,118,038
		181,385,766
	Broadcasting (0.5%)
769,200	Univision Communications, Inc. (Class A)*	23,383,680
	Cable/Satellite TV (0.8%)
1,188,800	Comcast Corp. (Class A)*	35,877,984
	Casino/Gaming (1.4%)
634,300	GTECH Holdings Corp.*	$23,881,395
207,000	International Game Technology*	21,182,310
555,600	MGM Mirage *	18,990,408
		64,054,113
	Chemicals: Specialty (0.3%)
247,200	Praxair, Inc.	14,856,720
	Computer Communications (2.0%)
5,438,700	Cisco Systems, Inc.*	90,771,903
260,800	NetScreen Technologies, Inc.*	5,881,040
		96,652,943
	Computer Peripherals (2.2%)
3,125,700	EMC Corp.*	32,726,079
323,400	Lexmark International, Inc. *	22,887,018
1,351,800	Network Appliance, Inc.*	21,912,678
1,533,800	Seagate Technology (Cayman Islands)	27,071,570
		104,597,345
	Computer Processing Hardware (2.5%)
1,631,400	Dell Computer Corp.*	52,139,544
3,136,100	Hewlett-Packard Co.	66,798,930
		118,938,474
	Contract Drilling (1.3%)
581,800	ENSCO International Inc.	15,650,420
228,900	Nabors Industries, Ltd. (Barbados)*	9,052,995
1,368,200	Pride International, Inc.*	25,749,524
480,900	Rowan Companies, Inc.*	10,772,160
		61,225,099
	Discount Stores (2.8%)
260,700	Costco Wholesale Corp.*	9,541,620
2,332,400	Wal-Mart Stores, Inc.**	125,179,908
		134,721,528
	Electronic Equipment/ Instruments (0.5%)
1,036,600	Rockwell Automation Inc.	24,712,544

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.3%)
911,100	Applied Materials, Inc.*	$14,450,046
	Electronics/Appliance Stores (0.6%)
643,900	Best Buy Co., Inc.*	28,280,088
	Finance/Rental/Leasing (1.7%)
485,800	Countrywide Financial Corp.	33,797,106
1,142,300	MBNA Corp.	23,805,532
581,100	SLM Corp.	22,761,687
		80,364,325
	Financial Conglomerates (6.0%)
833,800	American Express Co.	34,861,178
3,261,500	Citigroup, Inc.	139,592,200
1,390,100	J.P. Morgan Chase & Co.	47,513,618
261,400	Prudential Financial, Inc.*	8,796,110
295,700	State Street Corp.	11,650,580
254,100	UBS AG (Registered Shares)	14,160,517
466,200	UBS AG (Switzerland)	25,827,480
		282,401,683
	Food: Meat/Fish/Dairy (0.6%)
932,400	Dean Foods Co.*	29,370,600
	Home Improvement Chains (1.2%)
1,200,100	Home Depot, Inc. (The)	39,747,312
441,300	Lowe's Companies, Inc.	18,953,835
		58,701,147
	Hotels/Resorts/Cruiselines (0.4%)
704,000	Hilton Hotels Corp.	9,004,160
326,600	Starwood Hotels & Resorts Worldwide, Inc.	9,337,494
		18,341,654
	Household/Personal Care (2.3%)
591,800	Avon Products, Inc.	36,809,960
810,300	Procter & Gamble Co. (The)	72,262,554
		109,072,514
	Industrial Conglomerates (2.5%)
3,476,300	General Electric Co.	99,700,284
268,600	United Technologies Corp.	19,024,938
		118,725,222
	Industrial Specialties (0.3%)
524,700	Ecolab, Inc.	$13,432,320
	Information Technology Services (1.7%)
907,600	Citrix Systems, Inc.*	18,478,736
266,300	Documentum, Inc.*	5,238,121
668,200	International Business Machines Corp.	55,126,500
		78,843,357
	Integrated Oil (0.3%)
281,700	Murphy Oil Corp.	14,817,420
	Internet Retail (1.3%)
1,554,700	Interactive Corp.*	61,519,479
	Internet Software/Services (1.8%)
633,900	Business Objects S.A. (ADR) (France)*	13,914,105
2,199,900	Yahoo! Inc.*	72,068,724
		85,982,829
	Investment Banks/Brokers (2.4%)
440,300	Bear Stearns Companies, Inc. (The)	31,886,526
272,500	Goldman Sachs Group, Inc. (The)	22,821,875
246,100	Legg Mason, Inc.	15,984,195
636,100	Lehman Brothers Holdings, Inc.	42,287,928
		112,980,524
	Major Banks (3.7%)
1,382,400	Bank of America Corp.	109,251,072
674,500	FleetBoston Financial Corp.	20,039,395
903,800	Wells Fargo & Co.	45,551,520
		174,841,987
	Major Telecommunications (1.9%)
866,100	BellSouth Corp.	23,064,243
849,811	France Telecom S.A. (France).	20,878,388
1,665,136	Telefonica S.A. (Spain)*	19,363,071
702,500	Verizon Communications Inc.	27,713,625
		91,019,327

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Managed Health Care (3.8%)
1,142,400	Aetna Inc.*	$68,772,480
332,700	Anthem, Inc.*	25,667,805
1,198,800	UnitedHealth Group Inc.	60,239,700
270,500	WellPoint Health Networks, Inc.*	22,803,150
		177,483,135
	Media Conglomerates (1.5%)
1,267,700	News Corporation Ltd. (The) (ADR) (Australia)	38,373,279
743,900	Viacom, Inc. (Class B) *	32,478,674
		70,851,953
	Medical Specialties (4.0%)
327,200	Boston Scientific Corp.*	19,991,920
826,900	Guidant Corp.	36,706,091
1,244,500	Medtronic, Inc.	59,698,665
325,300	Millipore Corp.*	14,433,561
507,600	St. Jude Medical, Inc.*	29,187,000
474,500	Varian Medical Systems, Inc.*	27,316,965
		187,334,202
	Miscellaneous Commercial Services (0.3%)
255,700	Fair, Isaac, Inc.	13,155,765
	Movies/Entertainment (0.3%)
533,700	Fox Entertainment Group, Inc. (Class A)*	15,359,886
	Oil & Gas Production (1.6%)
385,040	Apache Corp.	25,050,702
372,700	Burlington Resources, Inc.	20,151,889
358,000	Devon Energy Corp.	19,117,200
318,100	Pogo Producing Co.	13,598,775
		77,918,566
	Oilfield Services/Equipment (1.3%)
269,700	BJ Services Co.*	10,075,992
177,500	Cooper Cameron Corp.*	8,942,450
594,100	Halliburton Co.	13,664,300
207,700	Schlumberger Ltd.	9,880,289
530,700	Smith International, Inc.*	19,497,918
		62,060,949
	Other Consumer Services (2.1%)
387,000	Apollo Group, Inc. (Class A)*	$23,901,120
249,800	Corinthian Colleges, Inc.*	12,132,786
591,000	eBay, Inc.*	61,570,380
		97,604,286
	Other Metals/Minerals (0.4%)
473,700	Inco Ltd. (Canada)*	10,014,018
557,498	Rio Tinto PLC	10,520,857
		20,534,875
	Packaged Software (5.7%)
416,200	Cognos, Inc. (Canada)*	11,237,400
297,500	Hyperion Solutions Corp.*	10,043,600
1,274,700	Mercury Interactive Corp.*	49,216,167
3,811,500	Microsoft Corp.**	97,612,515
762,400	NetIQ Corp.*	11,786,704
2,179,600	Oracle Corp.*	26,198,792
88,000	SAP AG (ADR) (Germany)	10,395,047
440,500	Symantec Corp.*	19,320,330
1,216,800	VERITAS Software Corp.*	34,885,656
		270,696,211
	Pharmaceuticals: Major (4.9%)
505,500	Bristol-Myers Squibb Co.	13,724,325
609,300	Lilly (Eli) & Co.	42,023,421
3,421,600	Pfizer, Inc.	116,847,640
1,272,400	Wyeth	57,957,820
		230,553,206
	Pharmaceuticals: Other (1.5%)
285,600	Biovail Corp. (Canada)*	13,440,336
348,980	Forest Laboratories, Inc.*	19,106,655
646,400	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	36,799,552
		69,346,543
	Precious Metals (3.0%)
916,100	Freeport-McMoRan Copper & Gold, Inc. (Class B)*	22,444,450
547,900	Glamis Gold Ltd. (Canada)*	6,284,413
435,300	Goldcorp Inc. (Canada)	5,223,600
3,302,100	Newmont Mining Corp.	107,186,166
		141,138,629

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Property – Casualty Insurers (1.9%)
5,500	Berkshire Hathaway, Inc. (Class B)*	$13,365,000
224,400	Everest Re Group, Ltd. (Bermuda)	17,166,600
209,700	RenaissanceRe Holdings Ltd. (Bermuda)	9,545,544
853,200	Travelers Property Casualty Corp. (Class A)	13,565,880
415,000	XL Capital Ltd. (Class A) (Bermuda)	34,445,000
		88,088,024
	Recreational Products (0.3%)
189,700	Electronic Arts Inc.*	14,035,903
	Restaurants (1.2%)
601,800	Applebee's International, Inc.	18,914,574
590,900	Brinker International, Inc.*	21,284,218
369,100	Outback Steakhouse, Inc. (The)	14,394,900
		54,593,692
	Semiconductors (4.5%)
766,100	Broadcom Corp. (Class A)*	19,083,551
668,200	Fairchild Semiconductor Corp. (Class A)*	8,546,278
3,182,200	Intel Corp.	66,138,845
672,700	Intergrated Circuit Systems, Inc.*	21,142,961
881,800	Intersil Corp. (Class A)*	23,464,698
438,500	Linear Technology Corp.	14,124,085
908,600	Marvell Technology Group Ltd. (Bermuda)*	31,228,582
395,100	Maxim Integrated Products, Inc.	13,508,469
359,200	Micron Technology, Inc.*	4,177,496
386,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)*	3,890,880
514,800	Texas Instruments, Inc.	9,060,480
		214,366,325
	Specialty Stores (0.6%)
1,066,000	Staples, Inc.*	$19,561,100
263,300	Tiffany & Co.	8,604,644
		28,165,744
	Telecommunication Equipment (1.1%)
361,900	Adtran, Inc.*	18,561,851
1,364,195	Alcatel S.A. (France)	12,317,412
614,000	UTStarcom, Inc.*	21,839,980
		52,719,243
	Tobacco (1.4%)
1,447,700	Altria Group, Inc.	65,783,488
	Trucks/Construction/Farm Machinery (0.7%)
506,700	PACCAR, Inc.	34,232,652
	Wireless Telecommunications (2.1%)
2,767,400	AT&T Wireless Services Inc.*	22,720,354
1,290,000	Nextel Communications, Inc. (Class A)*	23,323,200
2,692,600	Vodafone Group PLC (ADR) (United Kingdom)	52,909,590
		98,953,144
	Total Common Stocks (Cost $4,228,651,274)	4,540,166,682

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (5.3%)
Repurchase Agreement
$253,780	Joint repurchase agreement account 1.195% due 07/01/03 (dated 06/30/03; proceeds $253,788,424) (a) (Cost $253,780,000)	253,780,000

Total Investments (Cost $4,482,431,274) (b)(c)	101.4%	4,793,946,682
Liabilities in Excess of Other Assets	(1.4)	(68,316,015)
Net Assets	100.0%	$4,725,630,667

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2003 (unaudited) continued

ADR	American Depository Receipt.
*	Non-income producing security.
**	Some of these securities are segregated in connection with open futures contracts.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $213,081,266 in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $370,157,940 and the aggregate gross unrealized depreciation is $58,642,532, resulting in net unrealized appreciation of $311,515,408.

Futures Contracts Open at June 30, 2003:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
598	Short	Nasdaq-100 Index September/2003	$(72,029,100)	$801,365
7,218	Short	Nasdaq-100 E-Mini September/2003	(173,881,620)	3,408,056
1,860	Short	S&P 500 E-Mini September/2003	(90,516,900)	2,396,002
	Total unrealized appreciation			$6,605,423

Forward Foreign Currency Contracts Open at June 30, 2003:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
JPY253,204,578	$ 2,111,446	07/01/03	$(2,291)
$ 14,209,623	CHF19,211,411	07/02/03	(1,051)
Total unrealized depreciation			$(3,342)

Currency Abbreviations:
JPY Japanese Yen.
CHF Swiss Franc.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $4,482,431,274)	$4,793,946,682
Receivable for:
Investments sold	86,062,253
Shares of beneficial interest sold	4,692,489
Dividends	2,310,218
Foreign withholding taxes reclaimed	107,642
Prepaid expenses and other assets	418,027
Total Assets	4,887,537,311
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	3,342
Payable for:
Investments purchased	150,192,382
Shares of beneficial interest redeemed	5,502,537
Distribution fee	3,415,064
Investment management fee	1,979,392
Accrued expenses and other payables	813,927
Total Liabilities	161,906,644
Net Assets	$4,725,630,667
Composition of Net Assets:
Paid-in-capital	$8,625,331,567
Net unrealized appreciation	318,132,013
Accumulated net investment loss	(11,700,830)
Accumulated net realized loss	(4,206,132,083)
Net Assets	$4,725,630,667
Class A Shares:
Net Assets	$248,852,406
Shares Outstanding (unlimited authorized, $.01 par value)	12,338,457
Net Asset Value Per Share	$20.17
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$21.29
Class B Shares:
Net Assets	$3,732,637,382
Shares Outstanding (unlimited authorized, $.01 par value)	193,660,389
Net Asset Value Per Share	$19.27
Class C Shares:
Net Assets	$158,126,401
Shares Outstanding (unlimited authorized, $.01 par value)	8,289,928
Net Asset Value Per Share	$19.07
Class D Shares:
Net Assets	$586,014,478
Shares Outstanding (unlimited authorized, $.01 par value)	28,584,206
Net Asset Value Per Share	$20.50

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2003 (unaudited)

Net Investment Loss:
Income
Dividends (net of $234,590 foreign withholding tax)	$21,245,645
Interest	2,756,547
Total Income	24,002,192
Expenses
Distribution fee (Class A shares)	162,262
Distribution fee (Class B shares)	18,360,990
Distribution fee (Class C shares)	752,310
Investment management fee	11,133,431
Transfer agent fees and expenses	4,735,744
Shareholder reports and notices	179,682
Custodian fees	123,544
Registration fees	66,190
Professional fees	28,915
Trustees' fees and expenses	10,389
Other	41,172
Total Expenses	35,594,629
Net Investment Loss	(11,592,437)
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
Investments	(65,086,247)
Futures contracts	(62,052,760)
Foreign exchange transactions	(6,891)
Net Realized Loss	(127,145,898)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	415,098,541
Futures contracts	6,498,708
Net translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	3,281
Net Appreciation	421,600,530
Net Gain	294,454,632
Net Increase	$282,862,195

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(11,592,437)	$(27,834,234)
Net realized loss	(127,145,898)	(1,191,669,389)
Net change in unrealized appreciation/depreciation	421,600,530	(290,556,892)
Net Increase (Decrease)	282,862,195	(1,510,060,515)
Net decrease from transactions in shares of beneficial interest	(280,630,215)	(916,285,765)
Net Increase (Decrease)	2,231,980	(2,426,346,280)
Net Assets:
Beginning of period	4,723,398,687	7,149,744,967
End of Period
(Including accumulated net investment losses of $11,700,830 and $108,393, respectively)	$4,725,630,667	$4,723,398,687

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley American Opportunities Fund (the "Fund) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2003 (unaudited) continued

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2003 (unaudited) continued

gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2003 (unaudited) continued

capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $71,364,782 at June 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,142, $2,842,212 and $14,396, respectively and received $180,749 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003, aggregated $5,442,128,393 and $5,237,606,335, respectively.

Included in the aforementioned are purchases and sales of $4,495,115 and $3,194,514, respectively, with other Morgan Stanley Funds, including a net realized loss of $164,622.

For the six months ended June 30, 2003, the Fund incurred brokerage commissions of $1,479,212 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 2003, the Fund's payable for securities purchased and receivable for securities sold included unsettled trades with Morgan Stanley & Co., Inc. of $18,488,159 and $2,111,446, respectively.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2003 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,133. At June 30, 2003, the Fund had an accrued pension liability of $87,068 which is included in accrued expenses in the Statement of Assets and Liabilities.

5.   Federal Income Tax Status

At December 31, 2002, the Fund had a net capital loss carryover of approximately $3,920,174,000 which may be used to offset future capital gains to the extent provided by regulations, which will be available through December 31, of the following years:

AMOUNT IN THOUSANDS
2008	2009	2010
$70,874	$2,645,628	$1,203,672

As part of the Fund's acquisition of the assets of Morgan Stanley Capital Growth Securities ("Capital Growth"), the Fund obtained a net capital loss carryover of approximately $82,246,000 from Capital Growth. Utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryover available.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $39,395,000 during fiscal 2002.

As of December 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales.

6.    Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2003 (unaudited) continued

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At June 30, 2003, the Fund had outstanding forward contracts and outstanding futures contracts.

7.   Acquisition of Morgan Stanley Capital Growth Securities

On July 15, 2002, the Fund acquired all the net assets of Capital Growth based on the respective valuations as of the close of business on July 12, 2002 pursuant to a plan of reorganization approved by the shareholders of Capital Growth on June 19, 2002. The acquisition was accomplished by a tax-free exchange of 111,474 Class A shares of the Fund at a net asset value of $20.23 per share for 258,022 Class A shares of Capital Growth; 11,552,119 Class B shares of the Fund at a net asset value of $19.49 per share for 27,126,602 Class B shares of Capital Growth; 61,521 Class C shares of the Fund at a net asset value of $19.29 per share for 141,953 Class C shares of Capital Growth; and 119,854 Class D shares of the Fund at a net asset value of $20.53 per share for 277,407 Class D shares of Capital Growth. The net assets of the Fund and Capital Growth immediately before the acquisition were $5,269,339,492 and $231,114,060, respectively, including unrealized appreciation of $1,642,270 for Capital Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $5,500,453,552.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2003 (unaudited) continued

8.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,934,342	$36,857,126	3,078,043	$66,606,664
Shares issued in connection with the acquisition of Morgan Stanley Capital Growth Securities	—	—	111,474	2,254,278
Redeemed	(1,475,043)	(27,989,065)	(3,568,479)	(75,772,255)
Net increase (decrease) – Class A	459,299	8,868,061	(378,962)	(6,911,313)
CLASS B SHARES
Sold	7,067,877	129,600,177	16,243,353	339,409,952
Shares issued in connection with the acquisition of Morgan Stanley Capital Growth Securities	—	—	11,552,119	225,211,982
Redeemed	(27,848,874)	(504,501,619)	(76,149,883)	(1,581,914,938)
Net decrease – Class B	(20,780,997)	(374,901,442)	(48,354,411)	(1,017,293,004)
CLASS C SHARES
Sold	826,721	14,987,247	1,701,027	34,716,329
Shares issued in connection with the acquisition of Morgan Stanley Capital Growth Securities	—	—	61,521	1,186,808
Redeemed	(1,147,691)	(20,675,421)	(2,916,523)	(60,238,943)
Net decrease – Class C	(320,970)	(5,688,174)	(1,153,975)	(24,335,806)
CLASS D SHARES
Sold	7,580,006	147,021,186	12,493,524	265,833,653
Shares issued in connection with the acquisition of Morgan Stanley Capital Growth Securities	—	—	119,854	2,460,992
Redeemed	(2,910,362)	(55,929,846)	(6,186,197)	(136,040,287)
Net increase – Class D	4,669,644	91,091,340	6,427,181	132,254,358
Net decrease in Fund	(15,973,024)	$(280,630,215)	(43,460,167)	$(916,285,765)

Morgan Stanley American Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001	2000	1999	1998
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.88		$24.36	$33.77	$43.35	$33.16	$29.59
Income (loss) from investment operations:
Net investment income‡	0.02		0.04	0.18	0.16	0.10	0.15
Net realized and unrealized gain (loss)	1.27		(5.52)	(9.17)	(4.40)	14.80	8.71
Total income (loss) from investment operations	1.29		(5.48)	(8.99)	(4.24)	14.90	8.86
Less distributions from net realized gain	—		—	(0.42)	(5.34)	(4.71)	(5.29)
Net asset value, end of period	$20.17		$18.88	$24.36	$33.77	$43.35	$33.16
Total Return†	6.83	% (1)	(22.50)%	(26.72)%	(9.51)%	46.94%	31.78%
Ratios to Average Net Assets(3):
Expenses	0.86	% (2)	0.89%	0.81%	0.80%	0.81%	0.86%
Net investment income	0.19	% (2)	0.19%	0.68%	0.37%	0.28%	0.43%
Supplemental Data:
Net assets, end of period, in thousands	$248,852		$224,296	$298,624	$397,887	$306,542	$116,894
Portfolio turnover rate	126	% (1)	306%	380%	425%	378%	321%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001	2000	1999	1998
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.12		$23.56	$32.94	$42.63	$32.85	$29.51
Income (loss) from investment operations:
Net investment loss‡	(0.06)		(0.12)	(0.03)	(0.05)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	1.21		(5.32)	(8.93)	(4.30)	14.58	8.66
Total income (loss) from investment operations	1.15		(5.44)	(8.96)	(4.35)	14.49	8.63
Less distributions from net realized gain	—		—	(0.42)	(5.34)	(4.71)	(5.29)
Net asset value, end of period	$19.27		$18.12	$23.56	$32.94	$42.63	$32.85
Total Return†	6.35	%(1)	(23.09)%	(27.30)%	(9.93)%	46.12%	31.07%
Ratios to Average Net Assets(3):
Expenses	1.72	%(2)	1.67%	1.61%	1.28%	1.33%	1.39%
Net investment loss	(0.67)	% (2)	(0.59)%	(0.12)%	(0.11)%	(0.24)%	(0.10)%
Supplemental Data:
Net assets, end of period, in millions	$3,733		$3,886	$6,192	$10,151	$10,389	$5,750
Portfolio turnover rate	126	%(1)	306%	380%	425%	378%	321%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001	2000	1999	1998
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.93		$23.31	$32.58	$42.35	$32.74	$29.49
Income (loss) from investment operations:
Net investment loss‡	(0.06)		(0.11)	(0.03)	(0.15)	(0.18)	(0.10)
Net realized and unrealized gain (loss)	1.20		(5.27)	(8.82)	(4.28)	14.50	8.64
Total income (loss) from investment operations	1.14		(5.38)	(8.85)	(4.43)	14.32	8.54
Less distributions from net realized gain	—		—	(0.42)	(5.34)	(4.71)	(5.29)
Net asset value, end of period	$19.07		$17.93	$23.31	$32.58	$42.35	$32.74
Total Return†	6.36	%(1)	(23.08)%	(27.29)%	($10.17)%	45.75%	30.78%
Ratios to Average Net Assets(3):
Expenses	1.72	%(2)	1.59%	1.61%	1.55%	1.59%	1.61%
Net investment loss	(0.67)	% (2)	(0.51)%	(0.12)%	(0.38)%	(0.50)%	(0.32)%
Supplemental Data:
Net assets, end of period, in thousands	$158,126		$154,426	$227,574	$348,180	$245,942	$60,861
Portfolio turnover rate	126	%(1)	306%	380%	425%	378%	321%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001	2000	1999	1998
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.18		$24.69	$34.15	$43.66	$33.31	$29.63
Income (loss) from investment operations:
Net investment income‡	0.03		0.09	0.23	0.28	0.18	0.24
Net realized and unrealized gain (loss)	1.29		(5.60)	(9.27)	(4.45)	14.88	8.73
Total income (loss) from investment operations	1.32		(5.51)	(9.04)	(4.17)	15.06	8.97
Less distributions from net realized gain	—		—	(0.42)	(5.34)	(4.71)	(5.29)
Net asset value, end of period	$20.50		$19.18	$24.69	$34.15	$43.66	$33.31
Total Return†	6.88	% (1)	(22.32)%	(26.56)%	(9.28)%	47.22%	32.12%
Ratios to Average Net Assets(3):
Expenses	0.72	% (2)	0.67%	0.61%	0.55%	0.59%	0.61%
Net investment income	0.33	% (2)	0.41%	0.88%	0.62%	0.50%	0.68%
Supplemental Data:
Net assets, end of period, in thousands	$586,014		$458,680	$431,754	$569,203	$319,692	$135,022
Portfolio turnover rate	126	% (1)	306%	380%	425%	378%	321%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37920RPT-11832G03-AP-7/03
Morgan Stanley American Opportunities Fund Semiannual Report June 30, 2003

Item 9 - Controls and Procedures

     The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund
Ronald E. Robison
Principal Executive Officer
August 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003

                                       2

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
          Opportunities Fund,

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

                                       3

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                                    Ronald E. Robison

                                                    Principal Executive Officer

                                       4

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
          Opportunities Fund;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

    (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                                 Francis Smith

                                                 Principal Financial Officer

                                       6

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                              Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                                   Francis Smith
                                               Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8